Subsequent Events (Details Narrative) $ in Millions, $ in Millions	Jun. 04, 2025 CAD ($) Usperunit lb	Jun. 20, 2025 CAD ($) shares	Jun. 20, 2025 USD ($) shares	Jun. 04, 2025 USD ($)	Apr. 30, 2025 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					0
Aberdeen Uranium Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Buy back option expiration period from royalty issuance	7 years
Non adjusting Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash Consideration Paid	$ 33.2			$ 24.2
Non adjusting Event [Member] | Aberdeen Uranium Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of aquired gross revenue royalty on aberdeen uranium project	2.00%			2.00%
Purchase considertion | $	$ 1.0
Retention of rights to repurchase one half for royalty | $	$ 1.0
Non adjusting Event [Member] | Sprott Physical Uranium Trust [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		1,456,028	1,456,028
Cash Consideration Paid		$ 34.3	$ 25.0
Non adjusting Event [Member] | U3O8
Disclosure of non-adjusting events after reporting period [line items]
Sales of pounds uranium | lb	350,000
Sales price of uranium per pound | Usperunit	69.27